OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Prepaid expenses	465	715
Other receivables(1)	3,293	689
Other current assets	3,758	1,404

(1) Included in “other receivables” for the year ended December 31, 2022 is the current portion of compensation of the debt guarantees provided by Golar of the payment obligations of two of the acquired subsidiaries' debt related to two LNG carriers, Golar Ice and Golar Kelvin.